VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Australia—3.5%
National Storage REIT	2,625,662	$ 3,803
NEXTDC Ltd.(1)	179,998	1,679
Scentre Group	3,553,200	7,543
		13,025

Belgium—1.5%
Aedifica S.A.	54,759	3,188
Warehouses De Pauw CVA	112,879	2,221
		5,409

Canada—3.8%
Canadian Apartment Properties REIT	149,185	4,424
Chartwell Retirement Residences	319,600	3,353
First Capital Real Estate Investment Trust	347,050	4,095
Granite Real Estate Investment Trust	47,879	2,324
		14,196

China—1.3%
Swire Properties Ltd. (Hong Kong)	2,350,000	4,787
France—1.6%
Klepierre S.A.	201,494	5,802
Germany—2.6%
Vonovia SE	314,878	9,563
India—1.0%
Capitaland India Trust	4,526,783	3,547
Ireland—0.3%
Irish Residential Properties REIT plc	1,183,468	1,116
Japan—7.9%
Comforia Residential REIT, Inc.	1,501	2,648
Japan Hotel REIT Investment Corp.	9,496	4,245
Japan Metropolitan Fund Invest	4,558	2,614
Mitsubishi Estate Co., Ltd.	546,400	7,564
Mitsui Fudosan Co., Ltd.	1,047,050	8,354
Mitsui Fudosan Logistics Park, Inc.	5,696	3,670
		29,095

Singapore—1.6%
CapitaLand Ascendas REIT	3,091,300	5,817
Spain—2.3%
Merlin Properties Socimi S.A.	802,496	8,446
Sweden—1.0%
Castellum AB(1)	138,466	1,509
Catena AB	52,341	2,237
		3,746

United Kingdom—5.5%
Derwent London plc	145,460	3,568
Safestore Holdings plc	373,722	3,013
Tritax Big Box REIT plc	3,086,900	5,128
	Shares	Value

United Kingdom—continued
UNITE Group plc (The)	870,999	$ 8,794
		20,503

United States—65.1%
American Homes 4 Rent Class A	315,650	11,812
American Tower Corp.	25,915	4,753
Americold Realty Trust, Inc.	146,925	3,144
AvalonBay Communities, Inc.	67,445	14,836
Brixmor Property Group, Inc.	333,508	9,285
BXP, Inc.	58,000	4,313
Cousins Properties, Inc.	101,200	3,101
CubeSmart	159,975	6,855
Digital Realty Trust, Inc.	96,905	17,184
Equinix, Inc.	26,485	24,972
Essential Properties Realty Trust, Inc.	128,500	4,019
Essex Property Trust, Inc.	23,965	6,841
Host Hotels & Resorts, Inc.	219,531	3,846
Iron Mountain, Inc.	79,565	8,363
Kimco Realty Corp.	258,475	6,056
Phillips Edison & Co., Inc.	122,550	4,591
Prologis, Inc.	229,618	24,271
Public Storage	38,925	11,656
Rexford Industrial Realty, Inc.	139,200	5,381
Ryman Hospitality Properties, Inc.	53,135	5,544
Simon Property Group, Inc.	64,421	11,094
Sun Communities, Inc.	48,179	5,925
Ventas, Inc.	215,250	12,676
Vornado Realty Trust	109,045	4,584
Welltower, Inc.	205,350	25,880
		240,982

Total Common Stocks (Identified Cost $309,285)		366,034

Total Long-Term Investments—99.0% (Identified Cost $309,285)		366,034

TOTAL INVESTMENTS—99.0% (Identified Cost $309,285)		$366,034
Other assets and liabilities, net—1.0%		3,844
NET ASSETS—100.0%		$369,878

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Country Weightings†
United States	66%
Japan	8
United Kingdom	6
Canada	4
Australia	3
Germany	3
Spain	2
Other	8
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$366,034	$366,034
Total Investments	$366,034	$366,034
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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